Commitments and Contingencies (Details Textuals 2) (Accounts Receivable)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Customer	Dec. 31, 2011 Customer
Concentration Risk [Line Items]
Total Percent at risk for various customers	79.40%	83.00%
Number of customers	4	5
Customer One
Concentration Risk [Line Items]
Total Percent at risk for various customers	61.00%	27.00%
Customer Two
Concentration Risk [Line Items]
Total Percent at risk for various customers	8.80%	17.30%
Customer Three
Concentration Risk [Line Items]
Total Percent at risk for various customers	5.00%	16.40%
Customer Four
Concentration Risk [Line Items]
Total Percent at risk for various customers	4.60%	12.10%
Customer Five
Concentration Risk [Line Items]
Total Percent at risk for various customers		10.20%